GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

Goodwill

Goodwill by reporting unit consisted of the following as of September 30, 2022 and December 31, 2021 (in thousands):

	September 30,	December 31,
Reporting Unit	2022	2021

BioModeling	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	172

Total goodwill	$2,843	$2,843

As described in Note 1 above, on August 16, 2016, BioModeling entered into the SEA with First Vivos and Vivos. The transaction was accounted for as a reverse acquisition and recapitalization, with BioModeling as the acquirer for financial reporting and accounting purposes. As a result of the transaction, we identified intangible assets of $2.1 million and goodwill (including the acquired workforce) of $2.6 million was recorded in accounting for the reverse acquisition.

In November 2018, the Company entered into an asset purchase agreement with Empowered Dental Lab, LLC, a Utah limited liability company (“Empowered Dental”), under which the Company agreed to purchase certain inventory and assets from Empowered Dental in exchange for total consideration of $75,000. As a result of the transaction, goodwill of $52,000 was recognized in accounting for this transaction as a business combination.

On April 14, 2021, the Company acquired certain assets of Lyon Dental. The business acquisition allowed the Company to expand and enhance its current medical billing practice services under the name AireO2, which services are provided through the Company’s BIS offering. The consideration transferred includes $0.2 million in cash and a warrant to purchase 25,000 shares of Common Stock at a price of $8.90 per share fair valued using a Black-Scholes Model as of April 14, 2021 for a total of $0.2 million, when combined the total consideration exchanged is $0.4 million, the excess of the consideration transferred over the fair value of the acquired assets was allocated to goodwill.

Intangible Assets

As of September 30, 2022 and December 31, 2021, identifiable intangible assets were as follows (in thousands):

	September 30,	December 31,
	2022	2021

Patents and developed technology	$2,136	$2,136
Trade name	330	330
Other	27	27

Total intangible assets	2,493	2,493
Less accumulated amortization	(2,181)	(2,152)

Net intangible assets	$312	$341

Amortization expense of identifiable intangible assets was less than $0.1 million for the three months ended September 30, 2022 and 2021, and less than $0.1 million and $0.3 million for the nine months ended September 30, 2022 and 2021, respectively. The estimated future amortization of identifiable intangible assets is as follows (in thousands):

As of September 30,

2022	$9
2023	39
2024	39
2025	39
2026	23
Thereafter	163

Total	$312

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

Goodwill

Goodwill by reporting unit consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31,
Reporting Unit	2021	2020
Vivos Solutions	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	-
Total goodwill	$2,843	$2,671

On April 14, 2021, we acquired Lyon Management and Consulting, LLC (Lyon Dental). The business acquisition allows us to expand and enhance its current medical billing practice services which are conducted through our BIS offering. The consideration transferred includes $0.2 million in cash and 25,000 warrants at a price of $8.90 per share fair valued using a Black-Scholes Model as of April 14, 2021 for a total of $0.2 million, when combined the total consideration exchanged is $0.4 million, the excess of the consideration transferred over the fair value of the acquired assets was allocated to Goodwill.

Intangible Assets

As of December 31, 2021 and 2020, identifiable intangible assets were as follows (in thousands):

	December 31,
	2021	2020
Patents and developed technology	$2,136	$1,775
Trade name	330	330
Other	27	27
Total intangible assets	2,493	2,132
Less accumulated amortization	(2,152)	(1,862)
Net intangible assets	$341	$270

Amortization expense of identifiable intangible assets was $0.3 million and $0.4 million for the years ended December 31, 2021 and 2020. The estimated future amortization of identifiable intangible assets is as follows (in thousands):

Year Ending December 31,

2022	$39
2023	39
2024	39
2025	39
2026	23
Thereafter	162

Total	$341